ACCUMULATED OTHER COMPREHENSIVE INCOME (LoSS)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Income Loss Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LoSS)

The following table contains information about the company’s AOCI, net of taxes:

	Successor
	As at December 31,
	2014	2013
Unrecognized pension and other post-retirement benefit costs	$(5.4)	$30.8
	$(5.4)	$30.8